Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (88,340,000)	$ (22,230,000)	$ (207,729,000)
Less: net gain (loss) from discontinued operations	0	27,466,000	(125,512,000)
Net loss from continuing operations	(88,340,000)	(49,696,000)	(82,217,000)
Adjustments to reconcile net loss to net cash used in operating activities from continuing operations
Share-based compensation	5,974,000	(1,949,000)	10,239,000
Change in fair value and extinguishment of put right liabilities		(13,852,000)	1,118,000
Equity in loss of affiliates		1,038,000	11,404,000
Depreciation of property, equipment and software	68,000	261,000	475,000
Impairment of goodwill	0	0	23,041,000
Settlement of TJ Biopharma repurchase obligations		12,388,000
Amortization of right-of use assets	788,000	717,000	586,000
Impairment of fixed assets		1,246,000
(Gain) loss on disposal of property and equipment	16,000	(11,000)
Change in fair value of short-term and other investments			(221,000)
Fair value of acquired IPR&D asset expensed to R&D costs, net cash paid	42,071,000
Recognition of accumulated gain associated with available for sale debt securities	(3,412,000)
Change in fair value of equity securities	5,164,000
Changes in operating assets and liabilities
Prepayments and other receivables	(703,000)	(1,904,000)	28,000
Accruals and other payables	18,081,000	(213,000)	(35,681,000)
Other non-current liabilities	512,000	(106,000)	(894,000)
Operating lease liability, net	(816,000)	(588,000)	(575,000)
Net cash used in operating activities from continuing operations	(20,597,000)	(52,669,000)	(72,697,000)
Cash flows from investing activities
Proceeds from disposal of short-term and other investments	154,885,000	109,834,000	85,000,000
Purchase of short-term and other investments	(49,960,000)	(194,748,000)	(100,000,000)
Purchase of available-for-sale debt securities		(51,115,000)
Purchase of property, equipment and software	(7,000)	(48,000)	(164,000)
Proceeds from disposal of property and equipment	47,000	62,000
Net cash generated from (used in) investing activities from continuing operations	104,965,000	(136,015,000)	(15,164,000)
Cash flows from financing activities
Proceeds from underwritten offering, net	61,714,000
Payments of deferred offering costs	(4,189,000)
Payment for stock repurchases		(335,000)	(8,644,000)
Proceeds from exercise of stock options	200,000		407,000
Net cash generated from (used in) financing activities from continuing operations	57,725,000	(335,000)	(8,237,000)
Discontinued operations:
Net cash used in operating activities	0	(27,498,000)	(109,791,000)
Net cash (used in) generated from investing activities	0	(22,289,000)	26,077,000
Net cash (used in) generated from financing activities	0	(4,171,000)	9,911,000
Net cash used in discontinued operations	(0)	(53,958,000)	(73,803,000)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	276,000	573,000	5,197,000
Net increase (decrease) in cash and cash equivalents	142,369,000	(242,404,000)	(164,704,000)
Cash and cash equivalents, beginning of year	68,263,000	310,667,000	475,371,000
Cash and cash equivalents, end of year	210,632,000	68,263,000	310,667,000
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	1,011,000	805,000	739,000
Right-of-use assets obtained in exchange for operating lease obligations		282,000	1,426,000
Other supplemental cash flow disclosures
Income tax paid	0	0	0
Non-cash activities
Accrued acquisition costs and deferred payments associated with Bridge Health acquisition	2,375,000
Unrealized gain/(loss) on available-for-sale debt securities	11,580,000	(8,168,000)
Cash and cash equivalents	210,632,000	68,263,000	291,506,000
Cash and cash equivalents in current assets of discontinued operations			10,843,000
Restricted cash in non-current assets of discontinued operations			8,318,000
Total cash and cash equivalents and restricted cash	$ 210,632,000	$ 68,263,000	$ 310,667,000